Average Annual Total Returns - Administrative Class - PIMCO Global Managed Asset Allocation Portfolio	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 1 Year	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 5 Years	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	16.83%	8.94%	4.69%	13.31%	9.34%	7.68%